Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for PEO(1) ($)	Summary compensation table total for PEO ($)(2)	Compensation actually paid to PEO(1)(4) ($)	Compensation actually paid to PEO(2)(5) ($)	Average summary compensation table total for non-PEO named executive officers(3) ($)	Average compensation actually paid to non-PEO named executive officers(1)(6) ($)	Value of initial fixed $100 investment based on:	GAAP Net (loss) income ($ thousands)
							Total stockholder return ($)
2024	—	—	(29,296)	—	358,136	346,550	61	(92,175)
2023	—	n/a	(25,460)	n/a	327,184	316,505	100	(49,261)
2022	167,360	n/a	51,850	n/a	358,800	291,380	109	(28,679)

(1)
Lawrence Mendelsohn, RPT’s former CEO, was RPT’s principal executive officer until June 11, 2024.

(2)
Michael Nierenberg, RPT’s current CEO, was appointed to such position on June 11, 2024.

(3)
Includes compensation for Ms. Doyle and Mr. Schaub.

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn, in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Table	167,360	—	—
Reported Stock Awards Deduction(b)	167,360	—	—
Equity Award Adjustments(c)	51,850	(25,460)	(29,296)
Compensation Actually Paid	51,850	(25,460)	(29,296)

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year. Stock price is based on the closing market price of RPT’s common stock on the date of grant per ASC 718.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)
2022	167,360	116,000	(69,935)	—	(19,475)	—	25,260	51,850
(5)
Mr. Nierenberg, who was appointed as Chief Executive Officer in June 2024, did not receive any compensation from RPT in 2024, and, as discussed above, the Manager is unable to segregate and identify any portion of the compensation that Mr. Nierenberg received from Rithm as relating solely to services performed for RPT. As such, no adjustments were made to the amounts reported for Mr. Nierenberg.

(6)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Table	358,800	327,184	358,136
Reported Stock Awards Deduction(b)	52,300	—	—
Equity Award Adjustments(c)	(15,120)	(10,679)	(11,586)
Compensation Actually Paid	291,380	316,505	346,550

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)
2022	358,800	36,250	(51,220)	—	(14,350)	—	14,200	(15,120)

Named Executive Officers, Footnote	(1) Lawrence Mendelsohn, RPT’s former CEO, was RPT’s principal executive officer until June 11, 2024.	(2) Michael Nierenberg, RPT’s current CEO, was appointed to such position on June 11, 2024.	(3) Includes compensation for Ms. Doyle and Mr. Schaub.
Adjustment To PEO Compensation, Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn, in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.

Description(a)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Table	167,360	—	—
Reported Stock Awards Deduction(b)	167,360	—	—
Equity Award Adjustments(c)	51,850	(25,460)	(29,296)
Compensation Actually Paid	51,850	(25,460)	(29,296)

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year. Stock price is based on the closing market price of RPT’s common stock on the date of grant per ASC 718.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)
2022	167,360	116,000	(69,935)	—	(19,475)	—	25,260	51,850
(5)
Mr. Nierenberg, who was appointed as Chief Executive Officer in June 2024, did not receive any compensation from RPT in 2024, and, as discussed above, the Manager is unable to segregate and identify any portion of the compensation that Mr. Nierenberg received from Rithm as relating solely to services performed for RPT. As such, no adjustments were made to the amounts reported for Mr. Nierenberg.

Non-PEO NEO Average Total Compensation Amount			$ 358,136	$ 327,184	$ 358,800
Non-PEO NEO Average Compensation Actually Paid Amount			$ 346,550	316,505	291,380
Adjustment to Non-PEO NEO Compensation Footnote
(6)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2022 ($)	2023 ($)	2024 ($)
Reported Summary Compensation Table	358,800	327,184	358,136
Reported Stock Awards Deduction(b)	52,300	—	—
Equity Award Adjustments(c)	(15,120)	(10,679)	(11,586)
Compensation Actually Paid	291,380	316,505	346,550

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from RPT under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)
2022	358,800	36,250	(51,220)	—	(14,350)	—	14,200	(15,120)

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return
Compensation actually paid to RPT’s CEO for the years ended December 31, 2024, 2023 and 2022 was $(30) thousand, $(25) thousand and $52 thousand, respectively. Compensation actually paid to executive officers excluding the CEO for the years ended December 31, 2024, 2023 and 2022 was approximately $347 thousand, $317 thousand and $291 thousand, respectively. The calculation to determine compensation actually paid to RPT’s CEO and executive officers is detailed above and is calculated in accordance with item 402(v)(2)(iii) of Regulation S-K. RPT’s cumulative total stockholder return (“TSR”), which is calculated off an initial fixed $100 investment for the last three completed fiscal years was $61.71, $100.21 and $108.64, respectively.
Compensation actually paid to RPT’s CEO and RPT’s TSR decreased for the year ended December 31, 2024 versus December 31, 2023, and decreased for the year ended December 31, 2023 versus 2022. Compensation actually paid to RPT’s executive officers excluding the CEO increased, while RPT’s TSR decreased for the year ended December 31, 2024 versus December 31, 2023, and compensation actually paid to RPTs executive officers excluding the CEO increased, while RPT’s TSR decreased for the year ended December 31, 2023 versus 2022.

Compensation Actually Paid vs. Net Income
Net (Loss) Income
RPT had consolidated net losses attributable to common stockholders for the years ended December 31, 2024, 2023 and 2022 of $(92) million,$(49) million and $(29) million, respectively. The compensation actually paid to RPT’s CEO and RPT’s consolidated net (loss) income decreased for the years ended December 31, 2024, 2023 and 2022. On the other hand, compensation actually paid to RPT’s executive officers excluding the CEO increased while RPT’s consolidated net (loss) income for the same comparative years decreased.

Total Shareholder Return Amount			$ 61	100	109
Net Income (Loss)			$ (92,175,000)	(49,261,000)	(28,679,000)
Equity Awards Adjustments, Footnote
Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	(32,263)	—	2,967	(29,296)
2023	—	—	(36,156)	—	(3,995)	—	14,692	(25,460)
2022	167,360	116,000	(69,935)	—	(19,475)	—	25,260	51,850
Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	358,136	—	—	—	(12,759)	—	1,173	(11,586)
2023	327,184	—	(14,299)	—	(3,153)	—	6,773	(10,679)
2022	358,800	36,250	(51,220)	—	(14,350)	—	14,200	(15,120)

Lawrence Mendelsohn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					167,360
PEO Actually Paid Compensation Amount			(29,296)	(25,460)	51,850
PEO Name	Lawrence Mendelsohn
Michael Nierenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
PEO Name		Michael Nierenberg
PEO | Lawrence Mendelsohn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(167,360)
PEO | Lawrence Mendelsohn [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,296)	(25,460)	51,850
PEO | Lawrence Mendelsohn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					116,000
PEO | Lawrence Mendelsohn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(36,156)	(69,935)
PEO | Lawrence Mendelsohn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawrence Mendelsohn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,263)	(3,995)	(19,475)
PEO | Lawrence Mendelsohn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lawrence Mendelsohn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,967	14,692	25,260
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(52,300)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,586)	(10,679)	(15,120)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					36,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,299)	(51,220)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,759)	(3,153)	(14,350)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,173	$ 6,773	$ 14,200